UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

CITI INSTITUTIONAL CASH RESERVES

FORM N-Q
NOVEMBER 30, 2008

Notes to Schedule of Investments (unaudited)

Investment in Prime Cash Reserves Portfolio, at value $7,078,335,022

1. Organization and Significant Accounting Policies

CitiSM Institutional Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (78.2% at November 30, 2008) in the net assets of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Portfolio. As of the date of this report, the Fund continued to meet the requirements of Rule 2a-7 that permit the Fund to utilize amortized cost to value its securities.

(b) Credit and Market Risk. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments resulting in a lack of correlation between their credit ratings and values.

2. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited)	November 30, 2008

Face

Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.5%

Bank Notes — 2.2%

$100,000,000	Bank of America N.A., 4.350% due 10/2/09 (a)	$100,000,000

100,000,000	Wells Fargo Bank N.A., 2.950% due 6/3/09 (a)	100,000,000

	Total Bank Notes	200,000,000

Certificates of Deposit — 42.0%

175,000,000	Abbey National Treasury Services PLC, 3.050% due 2/6/09	175,000,000

50,000,000	Allied Irish Banks, 2.760% due 5/7/09	50,002,151

50,000,000	Australia & New Zealand Banking Group, 3.060% due 12/18/08	50,000,699

	Banco Bilbao Vizcaya:

102,000,000	2.795% due 12/4/08	102,000,075

100,000,000	3.105% due 1/12/09	100,000,000

100,000,000	Banco Santander, 3.100% due 1/9/09	100,000,000

	Bank of Ireland Governor & Co.:

150,000,000	3.150% due 12/29/08	150,051,906

50,000,000	2.680% due 5/7/09	50,002,151

	Bank of Montreal:

200,000,000	3.050% due 1/26/09	200,000,000

125,000,000	3.249% due 9/15/09 (a)	125,000,000

100,000,000	Bank of Nova Scotia, 2.720% due 12/8/08	100,011,076

	Bank of Scotland PLC:

75,000,000	2.180% due 2/23/09	75,001,740

50,000,000	2.380% due 3/12/09	50,001,391

	Bank of Tokyo Mitsubishi:

50,000,000	2.890% due 12/10/08	50,000,000

100,000,000	3.100% due 2/27/09	100,000,000

	Barclays Bank PLC NY:

74,000,000	3.020% due 2/23/09	74,000,000

150,000,000	2.970% due 4/20/09	150,000,000

	BNP Paribas NY Branch:

50,000,000	2.850% due 12/5/08	50,000,000

92,250,000	3.060% due 1/2/09	92,250,000

75,000,000	4.000% due 4/21/09	75,000,000

	Calyon NY Branch:

127,900,000	3.120% due 2/9/09	127,900,000

100,000,000	3.120% due 2/27/09	100,000,000

50,000,000	Citibank N.A., 2.250% due 2/5/09	49,976,925

	Credit Suisse New York:

47,500,000	4.010% due 1/7/09	47,500,000

100,000,000	3.080% due 3/3/09 (a)	100,000,000

60,000,000	Deutsche Bank NY, 1.768% due 1/9/09 (a)	60,003,773

100,000,000	HSBC Bank USA, 2.950% due 1/16/09	100,000,000

	Intesa San Paulo SpA NY:

100,000,000	3.064% due 3/5/09 (a)	100,000,000

50,000,000	3.210% due 4/22/09	50,000,000

63,000,000	Nordea Bank Finland PLC, 2.000% due 2/12/09	62,987,184

100,000,000	PNC Bank N.A., 3.736% due 2/23/09 (a)	100,000,000

75,000,000	Rabobank Nederland NY, 3.020% due 3/9/09	75,104,913

50,000,000	Royal Bank of Canada, 2.760% due 12/1/08	50,000,000

233,800,000	Royal Bank of Scotland NY, 3.180% due 12/12/08	233,824,700

100,000,000	Skandinaviska Enskilda Banken, 2.875% due 12/4/08	99,999,791

75,000,000	Societe Generale NY, 2.210% due 2/9/09	75,001,450

100,000,000	Svenska Handelsbanken AB, 2.100% due 2/26/09	100,000,000

	Toronto Dominion Bank NY:

100,000,000	3.060% due 1/7/09	100,000,000

48,000,000	2.550% due 5/21/09	47,999,797

See Notes to Schedule of Investments.

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Prime Cash Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount	Security	Value

Certificates of Deposit — 42.0% (continued)

$125,000,000	Unicredito Italiano SpA NY, 2.935% due 12/10/08	$125,000,000

75,000,000	Wachovia Bank N.A., 4.500% due 12/1/08	75,000,000

	Total Certificates of Deposit	3,798,619,722

Commercial Paper — 20.9%

100,000,000	Allied Irish Banks PLC, 4.751% due 1/9/09 (b)(c)	99,491,375

100,000,000	ANZ National International Ltd., 2.912% due 12/10/08 (b)(c)	99,928,250

	Bank of America Corp.:

150,000,000	3.000% due 2/2/09 (b)	149,224,312

42,000,000	2.902% due 3/2/09 (b)	41,698,487

	BNZ International Funding Ltd.:

50,000,000	2.897% due 12/5/08 (b)(c)	49,984,139

50,000,000	3.002% due 12/29/08 (b)(c)	49,884,889

100,000,000	CBA (Delaware) Finance Inc., 2.395% due 12/2/08 (b)	99,993,361

100,000,000	Credit Suisse New York, 3.047% due 1/16/09 (b)	99,616,667

	Danske Corp.:

100,000,000	2.081% due 2/23/09 (b)(c)	99,517,000

100,000,000	4.570% due 4/9/09 (a)(c)	100,000,000

50,000,000	Eli Lilly & Co., 1.405% due 2/12/09 (b)(c)	49,858,056

125,000,000	General Electric Capital Corp., 2.758% due 3/17/09 (b)	123,998,889

	ING Funding LLC:

50,000,000	3.079% due 1/20/09 (b)	49,790,972

100,000,000	2.237% due 3/26/09 (b)	99,290,833

75,000,000	JPMorgan Chase, 2.826% due 1/7/09 (b)	74,784,167

100,000,000	Landesbank Baden-Wuerttemberg, 1.943% due 12/19/08 (b)	99,903,000

50,000,000	Skandinaviska Enskilda Banken, 3.150% due 12/10/08 (b)(c)	49,961,250

75,000,000	Societe Generale N.A., 2.460% due 5/7/09 (b)	74,205,187

	Toyota Motor Credit:

75,000,000	3.226% due 1/21/09 (b)	74,660,000

50,000,000	2.429% due 5/6/09 (b)	49,480,000

	UBS Finance Delaware LLC:

100,000,000	3.552% due 1/22/09 (b)	99,491,555

50,000,000	2.789% due 5/5/09 (b)	49,407,986

90,000,000	UniCredito Italiano Bank (Ireland), 2.955% due 12/9/08 (b)(c)	89,941,400

13,900,000	Westpac Banking Corp., 2.012% due 3/9/09 (b)(c)	13,824,322

	Total Commercial Paper	1,887,936,097

Corporate Bonds & Notes — 3.6%

50,000,000	Bank of America Corp., 3.375% due 2/17/09	50,057,285

125,000,000	Nordea Bank AB, 3.891% due 10/23/09 (a)(c)	125,000,000

75,000,000	Rabobank Nederland NV, 2.578% due 10/9/09 (a)(c)	75,000,000

75,000,000	Royal Bank of Canada, 2.449% due 10/15/09 (a)(c)	75,000,000

	Total Corporate Bonds & Notes	325,057,285

Master Note — 2.1%

189,000,000	Morgan Stanley Collateralized Master Note Purchase Agreement, 1.550% due

	12/1/08 (a)(d)(e)	189,000,000

Medium-Term Notes — 3.9%

50,000,000	ANZ National International Ltd., 3.037% due 7/10/09 (a)(c)	50,000,000

125,000,000	Citigroup Funding Inc., 3.263% due 5/8/09 (a)	124,991,959

125,000,000	Royal Bank of Scotland PLC, 1.170% due 3/4/09 (a)(c)	125,000,000

50,000,000	Toyota Motor Credit Corp., 1.433% due 1/15/09 (a)	49,996,469

	Total Medium-Term Notes	349,988,428

See Notes to Schedule of Investments.

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Prime Cash Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount	Security	Value

Promissory Notes — 2.7%

	Goldman Sachs Group Inc.:

$150,000,000	3.169% due 12/15/08 (a)(d)	$100,000,000

100,000,000	1.730% due 3/9/09 (a)(d)	150,000,000

	Total Promissory Notes	250,000,000

Time Deposits — 1.5%

50,000,000	Bank of Tokyo, 1.250% due 12/1/08	50,000,000

84,214,000	Commerzbank Grand Cayman, 0.400% due 12/1/08	84,214,000

	Total Time Deposits	134,214,000

U.S. Government Agencies — 17.3%

	Federal Farm Credit Bank (FFCB), Bonds:

125,000,000	1.120% due 3/5/10 (a)	125,000,000

150,000,000	0.990% due 7/28/10 (a)	150,000,000

	Federal Home Loan Bank (FHLB), Bonds:

150,000,000	1.120% due 8/7/09 (a)	150,000,000

150,000,000	1.366% due 8/27/09 (a)	149,978,092

75,000,000	0.770% due 3/26/10 (a)	75,000,000

	Federal Home Loan Mortgage Corp. (FHLMC):

	Discount Notes:

100,000,000	2.358% due 4/6/09 (b)(f)	99,184,500

65,750,000	2.974% due 4/20/09 (b)(f)	65,000,815

	Notes:

125,000,000	1.448% due 9/18/09 (a)(f)	125,000,000

75,000,000	1.876% due 10/7/09 (a)(f)	75,000,000

	Federal National Mortgage Association (FNMA):

100,000,000	6.625% due 9/15/09 (f)	103,013,835

	Notes:

200,000,000	0.770% due 9/3/09 (a)(f)	200,000,000

250,000,000	2.317% due 2/8/10 (a)(f)	249,937,944

	Total U.S. Government Agencies	1,567,115,186

U.S. Treasury Bill — 3.3%

300,000,000	U.S. Treasury Bills, 0.977% - 1.058% due 7/30/09 (b)	297,998,362

	TOTAL INVESTMENTS — 99.5% (Cost — $8,999,929,080#)	8,999,929,080

	Other Assets in Excess of Liabilities — 0.5%	47,589,917

	TOTAL NET ASSETS — 100.0%	$9,047,518,997

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.

(b)	Rate shown represents yield-to-maturity.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Illiquid security.

(e)	Final maturity date is July 14, 2009.

(f)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2008, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Security Transactions. Security transactions are accounted for on a trade date basis.

(b) Credit and Market Risk. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments resulting in a lack of correlation between their credit ratings and values.

2. Investment Valuation

Effective September 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Portfolio. As of the date of this report, the Portfolio continued to meet the requirements of Rule 2a-7 that permit the Portfolio to utilize amortized cost to value its securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

	November 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$8,999,929,080	–	$8,999,929,080	–

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 23, 2009

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: January 23, 2009